INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The components of income tax expense/(credit) are as follows:

(in thousands of $)	2017	2016	2015
Current tax expense/(credit):
United Kingdom	469	411	(1,098)
Indonesia	5,584	5,579	3,641
Brazil	1,160	1,350	716
Kuwait	2,144	2,146	2,133
Barbados	468	—	—
Total current tax expense	9,825	9,486	5,392
Deferred tax expense/(income):
Indonesia	5,086	5,304	(869)
Jordan	2,085	2,068	1,146
Total income tax expense	16,996	16,858	5,669

The income taxes for the years ended December 31, 2017, 2016 and 2015 differed from the amounts computed by applying the Marshall Islands statutory income tax rate of 0% as follows:

(In thousands of $)	2017	2016	2015
Effect of change on uncertain tax positions relating to prior year	685	133	(1,894)
Effect of recognition of deferred tax asset	—	—	(4,945)
Effect of taxable income in various countries	16,311	16,725	12,508
Total tax expense	16,996	16,858	5,669

United States

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of vessels is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must either satisfy certain public trading requirements or be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations. Our management believes that we satisfied these requirements and therefore by virtue of the above provisions, we were not subject to tax on its U.S. source income.

United Kingdom

Current taxation charge of $0.5 million and $0.4 million and credit of $1.1 million for the years ended December 31, 2017, 2016 and 2015, respectively, relate to taxation of the operations of our United Kingdom subsidiaries. Taxable revenues in the United Kingdom are generated by our UK subsidiary companies and are comprised of revenues from the operation of certain of our vessels. The statutory rate in the United Kingdom as of December 31, 2017 was 19%.

Brazil

Current taxation charges of $1.2 million, $1.4 million and $0.7 million for the years ended December 31, 2017, 2016 and 2015, respectively, refer to taxation levied on the operations of our Brazilian subsidiary.

Indonesia

Current taxation charges of $5.6 million, $5.6 million and $3.6 million for the years ended December 31, 2017, 2016 and 2015, respectively, refer to taxation levied on the operations of our Indonesian subsidiary. The statutory rate in Indonesia as of December 31, 2017 was 25%.

We record deferred income taxes to reflect the movement in the historical net operating losses. The deferred tax asset relating to these losses has been utilized during 2017, resulting in a closing deferred tax asset balance of $nil as of December 31, 2017.

Kuwait

Current taxation charges of $2.1 million, for each of the years ended December 31, 2017, 2016 and 2015, respectively, relates to taxation levied on our Marshall Island operating company which is deemed a tax resident in Kuwait in connection with our charter with KNPC. The statutory rate in Kuwait as of December 31, 2017 was 15%.

Jordan

Deferred tax relates to tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. The net deferred tax expense for the year ended December 31, 2017 is principally related to differences in depreciation and net operating losses. We recorded a deferred tax asset of $0.2 million in relation to net operating losses and a deferred tax liability of $5.5 million relating to differences in depreciation resulting in a net deferred tax liability of $5.3 million in the year ended December 31, 2017.

Barbados
Current tax charge of $0.5 million for the year ended December 31, 2017 refer to taxation charges levied on the operations of our Barbados branches.

Other jurisdictions

No tax has been levied on income derived from our subsidiaries registered in the Marshall Islands, Liberia and the British Virgin Islands.

Jurisdictions open to examination

The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
UK	2015
Brazil	2012
Indonesia	2016
Kuwait	2017
Jordan	2015
Barbados	2017

Interest and penalties charged to “Income taxes” in our statement of operations amounted to $0.6 million, $1.1 million and $nil for the years ended December 31, 2017, 2016 and 2015 respectively.

Deferred taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.

Deferred taxes are classified as follows:

Indonesia

(in thousands of $)	2017	2016
Deferred tax asset	—	5,086

Jordan

(in thousands of $)	2017	2016
Deferred tax asset	250	534
Deferred tax liability	(5,545)	(3,744)
Net deferred tax liability	(5,295)	(3,210)

As of December 31, 2017, the total deferred tax asset of $0.2 million related to net operating loss (“NOL”) carryforwards generated from our Jordan operations which amounted to $5.0 million. These can be used to offset future taxable income which will expire in 2020 if not utilized.

As of December 31, 2017, a deferred tax liability of $5.5 million was recognized in respect of the tax depreciation in excess of the accounting depreciation for the Golar Eskimo. The deferred tax asset on Jordan losses is netted off against the deferred tax liability, to arrive at a net deferred tax liability of $5.3 million.

A reconciliation of deferred tax assets and deferred tax liability, net, are shown below:

Indonesia

(in thousands of $)	2017	2016	2015
Balance at January 1	5,086	10,393	9,524
Adjustment in respect of prior year	(836)	—	—
Recognition of deferred tax assets on previously unrecognized losses	—	—	4,945
Utilization of tax losses	(4,250)	(5,307)	(4,076)
Balance at December 31	—	5,086	10,393

Jordan

(in thousands of $)	2017	2016
Balance at January 1	(3,210)	(1,146)
Adjustment in respect of prior year	—	150
Utilization of tax losses	(284)	(409)
Recognition of deferred liability on fixed asset temporary differences	(1,801)	(1,805)
Balance at December 31	(5,295)	(3,210)

There are no potential deferred tax liabilities arising on undistributed earnings within the Partnership. This is because either: (i) no tax would arise on distribution, or (ii) in the case of PTGI, the Partnership intends to utilize surplus earnings to reduce borrowings or reinvest its earnings, as opposed to making any distribution.

Expiration of net operating losses carried forward relating to the Golar Eskimo are as follows:

(in thousands of $)	Amount	Date of expiration
Net operating losses in 2015 (Golar Eskimo)	4,991	2020